Discontinued Operations (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from Divestiture of Business	$ 0	$ 13	$ 6,042
Income tax expense		24	2,684
Net cash flows (used in) provided by discontinued operations	$ 0	(2,526)	$ 8,619
Sikorsky [Member]
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Date			Nov. 06, 2015
Proceeds from Divestiture of Businesses			$ 9,100
Gain from Divestiture of Business		13
Income tax expense		24
Net cash flows (used in) provided by discontinued operations		$ 2,500
Net sales to Sikorsky			138
Purchases from Sikorsky, cost of products and services sold			$ 25